Digital Assets (Tables)	12 Months Ended
Dec. 31, 2022
Digital Assets [Abstract]
Schedule of digital asset holdings
	December 31, 2022	December 31, 2021
		(Restated)
BTC	$15,796,147	$28,846,587
ETH*	$11,791,181	$193,174
	$27,587,328	$29,039,761

*	The ETH ending balance as of December 31, 2022 includes 16.3 rETH-H earned from the liquid staking activity described below.

Schedule of additional information about BTC
	For the Years Ended December 31,
	2022	2021	2020
		(Restated)	(Restated)
Opening balance	$28,846,587	$5,868,950	$-
Receipt of BTC from mining services	31,414,102	96,078,586	21,065,113
Sales of BTC in exchange of cash	(9,837,211)	(16,973,380)	(2,138,159)
Sales of BTC in exchange of ETH	(12,160,450)	-	-
Payment of BTC for service charges from mining facilities	(1,199,380)	(14,443,484)	(11,049,584)
Payment of BTC as deposits for miners	-	(3,527,671)	-
Payment of BTC as deposits in hosting facilities		(9,292,646)	(900,563)
Payment of BTC for other expenses	(124,405)	(1,053,221)	(18,380)
Collection of BTC from a third party	-	59,300	(91,523)
Impairment of BTC	(21,143,096)	(27,869,847)	(997,954)
Ending balance	$15,796,147	$28,846,587	$5,868,950

	For the Years Ended December 31,
	2022	2021	2020
		(Restated)
Opening balance	$193,174	$-	$-
Receipt of ETH from exchange of BTC	14,368,964	-	-
Receipt of ETH from mining services	856,604	-	-
Receipt of ETH from native staking business	5,722	-	-
Receipt of ETH from liquid staking business*	20,182	-	-
Other income in the form of ETH	23,834	27,326	-
Purchases of ETH	-	289,668	-
Payment of ETH for service charges from mining facilities	(173,473)	-	-
Collection (payment) of ETH for other income (expenses)	7,345	(96)	-
Impairment of ETH	(3,511,171)	(123,724)	-
Ending balance	$11,791,181	$193,174	$-

*	It represents 16.3 rETH-H earned from the liquid staking activity in 2022.